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[SECURITY BENEFIT LOGO]

May 2, 2007

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Subj:	SBL Fund Post-Effective Amendment No. 52 File Nos.: 2-59353 and 811-2753

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Fund do not differ from that contained in Post-Effective Amendment No. 52. This Post-Effective Amendment was filed electronically on April 27, 2007.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund

One Security Benefit Place * Topeka, Kansas 66636-0001